Investments	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments

8. Investments

As of December 31, 2014 and 2015, the Company’s carrying value of investments in privately-held companies was $40.4 million and $27.9 million, respectively.

In January 2012, the Company made an initial investment of $0.3 million to acquire a 25% interest in BlueZone Labs, LLC (“BlueZone”), a provider of “do-it-yourself” tools and managed search engine optimization services.

The Company also has an agreement with BlueZone to purchase products and services. During the years ended December 31, 2014 and 2015, the Company purchased $0.9 million and $1.1 million, respectively, of products and services from BlueZone, which is included in the Company’s consolidated statements of operations and comprehensive loss. As of December 31, 2014 and 2015, $0.1 million and $0.1 million, respectively, relating to our investment in BlueZone was included in accounts payable and accrued expense in the Company’s consolidated balance sheet.

In July 2012, the Company assumed a 50% interest in WWWH, a provider of web presence solutions, with a fair value of $10.0 million. On October 31, 2013, the Company sold 20% of its ownership interest, or 10% of the capital stock of WWWH, reducing its equity interest to 40%, recorded an additional $1.5 million note receivable from the buyer for total notes receivable from the buyer of $3.5 million, and decreased its investment in WWWH by $1.5 million. The Company evaluated its remaining 40% ownership interest in WWWH and recognized a $2.6 million impairment on the remaining investment, which is recorded in equity (income) loss of unconsolidated entities, net of tax, in the Company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2013.

On June 25, 2015, the Company acquired substantially all of the assets of WWWH. In connection with the asset purchase agreement dated June 25, 2015, the seller redeemed from the Company its 40% equity interest in exchange for a pro rata interest in the acquired assets, which had an estimated implied value of $11.9 million. The Company recognized a $5.4 million gain as a result of the redemption of its equity interest, which was recorded as other income for the year ended December 31, 2015 in the Company’s consolidated statements of operations and comprehensive loss. In addition, the Company received a $3.5 million repayment of total notes receivable that were due to the Company from the seller of WWWH prior to the acquisition. For more detail, see Note 3 to the consolidated financial statements.

In June 2013, the Company made an initial investment of $8.8 million to acquire a 17.5% interest in JDI Backup Ltd., which provides online desktop backup services. The agreement also provided for a call option for the acquisition of additional equity interests which the Company exercised on December 11, 2013 to increase its investment in JDI Backup Ltd. to 60% for $22.2 million, which was paid in cash. On July 7, 2014, the Company paid an additional $4.2 million to increase its investment in JDI Backup Ltd. to 67%. On January 13, 2015, the Company entered into an agreement to increase its investment in JDI Backup Ltd. to 100% for $30.5 million, which was payable in three installments. For more detail see Notes 3 and 13 to the consolidated financial statements.

In May 2014, the Company made a strategic investment of $15.0 million in Automattic, Inc. (“Automattic”), which provides content management systems associated with WordPress. The investment represents less than 5% of the outstanding shares of Automattic and better aligns the Company with an important partner.

In August, 2014, the Company made an aggregate investment of $3.9 million for a joint venture with a 49% ownership interest in WZ UK Ltd., which is a provider of technology and sales marketing services associated with web builder solutions. The agreement provides for the acquisition of additional equity interests in WZ UK Ltd. at the option of the Company.

On January 6, 2016, the Company exercised an option to increase its stake in WZ UK Ltd., a provider of technology and sales marketing services associated with web builder solutions, from 49% to 57.5%. For more detail see Note 20 to the consolidated financial statements.

The Company has a license agreement with WZ UK Ltd. to license certain technology to WZ UK Ltd. to enable it to use, develop, market, distribute, host and support website builder applications. Under the terms of the license agreement, the Company receives a royalty payment in the amount of 4.5% of all billings in the previous month, net of any refunds, chargebacks and any other credits applied. During the years ended December 31, 2014 and 2015, the Company recognized $0.0 million and $0.4 million, respectively, of royalty revenue under the terms of the license agreement.

During the years ended December 31, 2014 and 2015, the Company’s proportionate share of net loss from its investment in WZ UK Ltd. was $0.2 million and $13.9 million, respectively. On July 2, 2015, the Company and the majority investor made additional equity contributions to WZ UK Ltd. The Company’s share of the incremental investments was approximately $7.4 million. On December 21, 2015, the Company and the majority investor made additional equity contributions to WZ UK Ltd. The Company’s share of the incremental investment was $1.1 million.

The significance of the net loss of WZ UK Ltd., in comparison to the Company’s net loss requires the disclosure of summarized financial information from the statement of operations and comprehensive loss for WZ UK Ltd. The following table presents a summary of the statement of operations and comprehensive loss for WZ UK Ltd. for the years ended December 31, 2014 and 2015:

	For the years ended December 31,
	2014	2015
	(in thousands)
Revenue	$1	$4,053
Gross profit (loss)	$(96)	$1,095
Operating loss	$(694)	$(28,439)
Net loss	$(694)	$(28,439)

As of December 31, 2014 and 2015, WZ UK Ltd. had total assets of $5.6 million and $2.1 million, respectively, and total liabilities of $6.3 million and $6.7 million, respectively.

In December 2014, the Company also made an aggregate investment of $15.2 million to acquire a 40% ownership interest in AppMachineBV (“AppMachine”), which is a developer of software that allows users to build mobile applications for smart devices such as phones and tablets. Under the terms of the investment agreement for AppMachine the Company is obligated to purchase the remaining 60% of AppMachine in three tranches of 20% within specified periods if AppMachine achieves a specified minimum revenue threshold within a designated timeframe. The consideration for each of the three tranches is calculated as the product of AppMachine’s revenue, as defined in the investment agreement, for the trailing twelve-month period prior to the applicable determination date times a specified multiple based upon year over year revenue growth multiplied by 20%. As of December 31, 2015 there is not a liability recorded related to the purchase obligation.

Investments in which the Company’s interest is less than 20% and which are not classified as available-for-sale securities are carried at the lower of cost or net realizable value unless it is determined that the Company exercises significant influence over the investee company, in which case the equity method of accounting is used. For those investments in which the Company’s voting interest is between 20% and 50%, the equity method of accounting is used. Under this method, the investment balance, originally recorded at cost, is adjusted to recognize the Company’s share of net earnings or losses of the investee company, as they occur, limited to the extent of the Company’s investment in, advances to and commitments for the investee. These adjustments are reflected in equity (income) loss of unconsolidated entities, net of tax in the Company’s consolidated statements of operations and comprehensive loss. The Company recognized net income of $0.5 million, net loss of $0.1 million and net loss of $14.6 million for the years ended December 31, 2013, 2014 and 2015, respectively, related to its investments.

From time to time, the Company may make new and follow-on investments and may receive distributions from investee companies. As of December 31, 2015, the Company was not obligated to fund any follow-on investments in these investee companies, other than AppMachine as described above.

As of December 31, 2014, the Company did not have an equity method investment in which the Company’s proportionate share exceeded 10% of the Company’s consolidated assets or income from continuing operations. As of December 31, 2015, the Company’s proportionate share of the net losses of WZ UK Ltd. exceeded 20% of the Company’s income from continuing operations.